COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of June 30, 2015, future minimum rental commitments under non-cancelable operating leases are as follows:

Year ending June 30,
Unaudited
2016	$6,791
2017	6,783
2018	6,375
2019	5,557
2020 and on	25,294

Total minimum lease payments *)	$50,800

*)	Minimum payments have been reduced by minimum sublease rental of $ 462 (unaudited) due in the future under non-cancelable subleases.